Neuberger Berman Equity Funds®

Supplement to the Summary Prospectuses and Prospectuses of Neuberger Berman Mid Cap Intrinsic Value Fund, each dated December 15, 2020, as amended and supplemented

Effective May 1, 2021, Messrs. Benjamin H. Nahum, James F. McAree, Amit Solomon and Rand W. Gesing have been added as Portfolio Managers of the Neuberger Berman Mid Cap Intrinsic Value Fund (the “Fund”). Mr. Michael C. Greene, who has managed the Fund since December 2011, will continue to manage the Fund.

As such, effective May 1, 2021, the Fund’s Summary Prospectuses and Prospectuses are revised as follows:

(a) The “Portfolio Manager” section of the Summary Prospectuses and Prospectuses for the Fund is deleted and replaced with the following:

Portfolio Managers

The Fund is co-managed by Michael C. Greene (Managing Director of the Manager), Benjamin H. Nahum (Managing Director of the Manager), James F. McAree (Managing Director of the Manager), Amit Solomon (Managing Director of the Manager) and Rand W. Gesing (Senior Vice President of the Manager). Mr. Greene has managed the Fund since December 2011 and Messrs. Nahum, McAree, Solomon and Gesing have managed the Fund since May 2021.

(b) The “Management of the Fund - Portfolio Managers” section of the Prospectuses for the Fund is deleted and replaced with the following:

Michael C. Greene is a Managing Director of the Manager. Mr. Greene joined the firm in 2008 and has managed the Fund since December 2011.

Benjamin H. Nahum is a Managing Director of the Manager. Mr. Nahum joined the firm in 2008 and has managed the Fund since May 2021.

James F. McAree is a Managing Director of the Manager. Mr. McAree joined the firm in 2008 and has managed the Fund since May 2021.

Amit Solomon, PhD, is a Managing Director of the Manager. Mr. Solomon joined the firm in 2008 and has managed the Fund since May 2021.

Rand W. Gesing is a Senior Vice President of the Manager. Mr. Gesing joined the firm in 2008 and has managed the Fund since May 2021.

The date of this supplement is April 20, 2021.

Please retain this supplement for future reference.

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